Share purchase warrants outstanding (Details)	Number of Warrants.	Exercise Price.
Balance of warrants outstanding at Dec. 31, 2011	0	0
Expiry Date 4/28/2013	2,500,000	0.1
Expiry Date 7/14/2014	16,000,000	0.1
Balance of warrants outstanding;	0	0
Balance of warrants outstanding at Dec. 31, 2012